United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2019

Date of Reporting Period: Quarter ended 09/30/2018

Item 1.	Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—92.6%
		Alabama—3.4%
$430,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2023	$475,240
18,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 6/1/2021	18,667,620
9,000,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A), 4.00% TOBs (Morgan Stanley GTD), Mandatory Tender 3/1/2024	9,460,530
		TOTAL	28,603,390
		Alaska—1.9%
8,000,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	8,073,520
2,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.00%, 1/1/2021	2,113,480
5,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	5,283,700
		TOTAL	15,470,700
		Arizona—1.3%
3,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.41%, (SIFMA 7-day +1.85%), Mandatory Tender 2/5/2020	3,033,240
5,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs, Mandatory Tender 6/1/2020	4,992,650
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.70% (Original Issue Yield: 4.75%), 10/1/2024	3,033,090
		TOTAL	11,058,980
		Arkansas—0.9%
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,245,940
		California—7.2%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.66%, (SIFMA 7-day +1.10%), Mandatory Tender 4/1/2024	5,158,950
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.66%, (SIFMA 7-day +1.10%), Mandatory Tender 4/1/2024	10,317,900
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C), 5.00% TOBs, Mandatory Tender 11/1/2022	2,281,668
13,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013B), 5.00% TOBs, Mandatory Tender 10/15/2019	13,377,520
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2019	1,010,030
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2020	1,035,420
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2021	1,166,209
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2022	1,081,380
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2023	2,202,220
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2024	2,235,300
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,464,293
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E) FRNs, 2.31%, (1-month USLIBOR x 0.70 +0.83%), Mandatory Tender 12/1/2018	9,253,700
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.71%, (SIFMA 7-day +1.15%), 5/1/2020	3,031,980
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,555,175
1,050,000		Orange County, CA Transportation Authority (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00%, 8/15/2019	1,078,833
3,200,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 2.12%, 10/3/2018	3,200,000
		TOTAL	60,450,578
		Colorado—0.8%
225,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2019	225,810
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2020	253,890

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2021	$358,229
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2022	411,272
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2023	683,802
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2024	804,952
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2025	646,242
600,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2018	601,884
625,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2019	636,756
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2020	1,051,440
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2021	801,712
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2022	269,833
		TOTAL	6,745,822
		Connecticut—3.2%
5,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 1.97%, (1-month USLIBOR x 0.67 +0.55%), Mandatory Tender 7/1/2019	5,000,250
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.81%, (SIFMA 7-day +1.25%), 4/15/2020	10,121,100
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.48%, (SIFMA 7-day +0.92%), 9/15/2019	2,014,920
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.46%, (SIFMA 7-day +0.90%), 3/1/2023	1,516,170
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.51%, (SIFMA 7-day +0.95%), 3/1/2024	2,283,706
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.55%, (SIFMA 7-day +0.99%), 3/1/2025	4,055,920
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,024,780
		TOTAL	27,016,846
		Florida—3.1%
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,628,576
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	787,314
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,276,917
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,089,170
600,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2018	600,000
630,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2019	647,558
525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2020	553,256
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2021	1,340,691
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2022	1,427,569
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,371,877
4,900,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs, Mandatory Tender 11/1/2019	4,873,442
1,300,000		Orange County, FL, Health Facilities Authority (Presbyterian Retirement Communities), Revenue Bonds (Series 2014), 4.00%, 8/1/2019	1,319,019
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,534,185
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,419,403
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,500,000
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2016), 5.00%, 11/15/2021	3,510,430
		TOTAL	25,879,407
		Georgia—2.8%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2022	1,091,210
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2023	1,109,120
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2024	898,008
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Fifth Series 1995), 2.05% TOBs, Mandatory Tender 11/19/2021	2,920,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	$3,023,400
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.51%, (SIFMA 7-day +0.95%), 2/18/2020	7,527,600
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018) FRNs (Royal Bank of Canada GTD), 2.17%, (1-month USLIBOR x 0.67 +0.75%), 9/1/2023	6,959,470
		TOTAL	23,529,458
		Hawaii—0.1%
500,000		Hawaii State Department of Budget & Finance (Kahala Nui), Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2018	502,065
		Illinois—7.7%
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	403,056
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	518,180
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,438,077
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,619,130
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,118,900
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.00%, 11/1/2023	1,251,894
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	1,051,610
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	1,070,890
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2022	5,447,450
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	2,917,409
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,505,295
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2022	1,833,293
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2023	1,903,966
6,500,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series 2008A-2), 5.00% TOBs, Mandatory Tender 2/12/2020	6,747,910
5,000,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series A-1), 5.00% TOBs, Mandatory Tender 1/15/2020	5,180,300
1,855,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 5/1/2020	1,923,468
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2021	1,279,932
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2022	1,622,775
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2023	1,971,090
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 2.823%, (1-month USLIBOR x 0.70 +1.35%), 5/1/2021	3,012,660
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,525,300
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,773,975
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,007,860
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,053,300
1,500,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.00%, 10/1/2021	1,563,930
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.00%, 10/1/2022	2,097,300
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.00%, 10/1/2023	1,051,360
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,205,000
		TOTAL	64,095,310
		Indiana—1.5%
1,000,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.00%, 8/15/2020	1,050,980
855,000		Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.00%, 5/1/2020	892,654
1,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	1,000,000
2,500,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2019	2,572,675
4,000,000		Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D), 2.05% TOBs, Mandatory Tender 6/1/2021	3,988,640

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$3,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	$3,186,540
		TOTAL	12,691,489
		Iowa—0.4%
3,000,000		People's Memorial Hospital of Buchanan County, IA (Buchanan County Health Center), Hospital Revenue Notes (Series 2016), 1.50%, 12/1/2018	2,994,210
		Kansas—0.3%
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2020	1,052,950
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2021	1,077,420
		TOTAL	2,130,370
		Kentucky—1.9%
5,000,000		Kentucky EDFA (Catholic Health Initiatives), Revenue Bonds (Series 2009B), 2.70% TOBs, Mandatory Tender 11/10/2021	5,005,850
1,595,000		Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018A), 2.00%, 2/1/2020	1,586,897
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A), 4.00% TOBs (Morgan Stanley GTD), Mandatory Tender 1/2/2024	5,243,900
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), 4.00% TOBs (BP PLC GTD), Mandatory Tender 10/1/2024	4,219,160
		TOTAL	16,055,807
		Louisiana—1.6%
6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A), 2.00% TOBs, Mandatory Tender 10/1/2022	5,893,260
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	3,943,950
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,310,873
		TOTAL	13,148,083
		Maryland—0.4%
2,250,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-70 (Series 2017C-2), 3.00%, 11/1/2025	2,217,443
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-85 (Series 2017C-1), 3.50%, 11/1/2026	986,810
		TOTAL	3,204,253
		Massachusetts—0.2%
1,915,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.04%, (SIFMA 7-day +0.48%), 1/29/2020	1,916,896
		Michigan—4.5%
3,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2019	3,047,430
4,500,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2020	4,685,310
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2022	5,453,650
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2020	2,098,220
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2021	2,673,800
1,125,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2019	1,149,705
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2020	1,248,624
10,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI, FRNs, 2.034%, (1-month USLIBOR x 0.67 +0.54%), 12/1/2020	10,028,800
3,500,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	3,356,290
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2019	1,031,020

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2020	$1,231,519
1,500,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2019	1,539,840
		TOTAL	37,544,208
		Minnesota—0.9%
2,030,000		Duluth, MN ISD No. 709, COP (Series 2016A), 5.00% (School District Credit Program GTD), 2/1/2022	2,183,732
2,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue BANs (Series 2018), 2.75%, 12/1/2019	1,995,640
3,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 1.99%, (SIFMA 7-day +0.43%), 7/3/2023	3,000,000
		TOTAL	7,179,372
		Mississippi—0.2%
2,000,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.10%, 6/1/2019	1,991,460
		Missouri—1.4%
535,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2020	545,919
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.00%, 2/1/2021	595,058
600,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2019	603,534
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2020	816,328
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	541,785
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2019	653,829
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2021	842,560
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2022	695,578
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2023	1,300,284
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2024	819,878
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2025	936,504
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2026	828,787
2,000,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2022	2,203,340
		TOTAL	11,383,384
		Montana—0.6%
5,000,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.04%, (SIFMA 7-day +0.550%), 8/15/2023	5,000,000
		Multi State—0.1%
1,200,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.61%, (SIFMA 7-day +1.05%), 7/1/2019	1,199,916
		Nevada—1.8%
3,700,000		Clark County, NV Pollution Control (Nevada Power Co.), PCR Revenue Bonds (Series 2017), 1.60% TOBs, Mandatory Tender 5/21/2020	3,653,343
2,250,000		Humboldt County, NV (Sierra Pacific Power Co.), PCR Refunding Bonds (Series 2016A), 1.25% TOBs, Mandatory Tender 6/3/2019	2,233,485
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Revenue Refunding Bonds (Series 2016B), 3.00% TOBs, Mandatory Tender 6/1/2022	6,583,330
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,279,475
		TOTAL	14,749,633
		New Jersey—5.7%
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2022	5,358,650
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 2.81%, (SIFMA 7-day +1.25%), 9/1/2025	9,838,700
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.76%, (SIFMA 7-day +1.20%), 12/15/2021	10,076,300
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,039,100
1,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,240,111
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF), 1/1/2020	316,438
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 2.08%, (1-month USLIBOR x 0.70 +0.60%), 1/1/2023	5,018,050

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 2.18%, (1-month USLIBOR x 0.70 +0.70%), 1/1/2024	$5,019,000
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2022	1,088,070
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2023	2,759,525
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2024	2,233,340
		TOTAL	47,987,284
		New Mexico—2.3%
3,500,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2010B), 2.125% TOBs, Mandatory Tender 6/1/2022	3,420,620
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016A), 1.875% TOBs, Mandatory Tender 10/1/2021	4,883,400
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,554,100
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 2.17%, (1-month USLIBOR x 0.67 +0.75%), 8/1/2019	8,156,602
		TOTAL	19,014,722
		New York—4.6%
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM Corp. INS), 2.03%, (1-month USLIBOR x 0.69 +0.57%), 4/6/2020	3,009,750
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM Corp. INS), 2.14%, (1-month USLIBOR x 0.69 +0.68%), 4/6/2021	3,017,910
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.12%, (1-month USLIBOR x 0.67 +0.70%), 2/1/2020	10,038,200
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.97%, (1-month USLIBOR x 0.67 +0.55%), 11/1/2022	4,974,750
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,050,800
1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2019	1,007,770
3,125,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	3,179,156
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,124,380
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,205,860
4,955,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 2.12%, (1-month USLIBOR x 0.67 +0.70%), 12/1/2021	4,994,393
		TOTAL	38,602,969
		North Carolina—0.1%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2019	1,007,920
		Ohio—1.6%
2,070,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.31%, (SIFMA 7-day +0.75%), 5/1/2020	2,070,497
3,500,000		Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B), 2.15% TOBs, Mandatory Tender 5/5/2022	3,822,665
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 2.14%, (1-month USLIBOR x 0.67 +0.72%), Mandatory Tender 8/1/2019	5,003,150
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,000,000
750,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2013), 4.00%, 12/1/2019	766,717
		TOTAL	13,663,029
		Oklahoma—1.8%
1,410,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2019	1,436,043
2,685,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2020	2,804,187
2,285,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2021	2,426,510
2,700,000		Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2019	2,721,762

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$1,850,000		Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	$1,832,961
2,600,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 5.00%, 9/1/2019	2,668,562
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 9/1/2022	1,102,060
		TOTAL	14,992,085
		Pennsylvania—8.8%
850,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2025	980,730
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, 3.06%, (SIFMA 7-day +1.50%), Mandatory Tender 7/1/2022	4,061,000
835,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2019	839,025
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2020	1,020,760
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2021	2,108,080
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2022	1,195,971
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2024	1,272,221
550,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2018	551,727
365,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2019	371,866
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2020	516,010
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2022	544,575
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2023	827,273
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.58%, (1-month USLIBOR x 0.67 +1.07%), 6/1/2024	12,778,250
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	380,433
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016A), 1.80% TOBs, Mandatory Tender 9/1/2022	4,815,800
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.28%, (SIFMA 7-day +0.72%), 9/1/2023	2,249,077
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	3,990,240
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.96%, (SIFMA 7-day +1.40%), 8/15/2020	8,082,960
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.52%, (1-month USLIBOR x 0.70 +1.04%), 8/15/2024	1,001,470
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.85%, 11/1/2021	1,951,220
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.13%, (1-month USLIBOR x 0.70 +0.570%), 10/1/2023	1,999,080
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.71%, (SIFMA 7-day +1.15%), 12/1/2019	10,060,000
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds) (Series 2014B) FRNs, 2.54%, (SIFMA 7-day +0.98%), 12/1/2021	10,142,700
1,600,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 2.29%, (1-month USLIBOR x 0.68 +0.85%), 4/1/2021	1,603,312
		TOTAL	73,343,780
		Rhode Island—2.1%
2,250,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-A), 1.60% TOBs, Mandatory Tender 4/1/2019	2,246,333
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2019	4,224,318
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2020	1,559,595
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2021	2,388,758

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—continued
$2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2022	$2,431,282
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2023	2,193,900
2,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2024	2,535,847
		TOTAL	17,580,033
		South Carolina—1.6%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	648,328
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,035,020
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,061,440
5,000,000		Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 11/1/2023	5,274,750
3,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	2,986,260
2,000,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.00%, 8/1/2020	1,996,760
		TOTAL	13,002,558
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	826,125
		Tennessee—0.1%
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	956,028
		Texas—9.0%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 6/1/2021	5,229,750
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,007,520
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	517,615
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,483,538
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,037,950
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,754,340
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,353,642
4,000,000		Harlandale, TX ISD, Variable Rate Unlimited Tax School Building Bonds (Series 2015), 3.00% TOBs (Texas Permanent School Fund Guarantee Program GTD), Mandatory Tender 8/15/2020	4,045,760
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.46%, (SIFMA 7-day +0.90%), 6/1/2022	5,722,173
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.51%, (SIFMA 7-day +0.95%), 6/1/2023	4,574,250
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.61%, (SIFMA 7-day +1.050%), 6/1/2024	5,792,503
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.38%, (1-month USLIBOR x 0.68 +0.85%), 6/1/2020	2,014,180
2,000,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 2.66%, (SIFMA 7-day +1.10%), 10/15/2023	2,004,000
3,570,000		Lubbock, TX HFDC (Providence St. Joseph Health), Revenue Refunding Bonds (Series 2008B), 5.00%, 7/1/2019	3,650,539
4,905,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs, Mandatory Tender 8/1/2019	4,940,659
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs (United States Treasury PRF@100), Mandatory Tender 8/1/2019	95,808
855,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2022	895,604
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2024	999,819
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2025	1,040,878
330,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 3.00%, 11/1/2019	332,449
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.00%, 11/1/2021	763,048

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2023	$548,270
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2024	688,875
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2025	1,227,136
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,015,340
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.36%, (SIFMA 7-day +0.80%), Mandatory Tender 1/1/2019	5,000,550
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.23%, (SIFMA 7-day +0.670%), 1/1/2020	6,340,195
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,283,588
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	590,128
2,375,000		Texas State Public Finance Authority (Texas State), Refunding UT GO Bonds (Series 2011), 5.00%, 10/1/2018	2,375,000
		TOTAL	75,325,107
		Utah—0.4%
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	3,681,504
		Vermont—0.7%
6,075,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	5,923,307
		Virginia—0.9%
1,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2019	1,021,880
2,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2020	2,098,580
4,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 1.55% TOBs (Dominion Energy, Inc. GTD), Mandatory Tender 10/1/2019	3,986,240
		TOTAL	7,106,700
		Washington—3.1%
2,000,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	1,993,440
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 1.97%, (SIFMA 7-day +0.490%), 11/1/2023	2,000,000
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,485,793
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,237,400
3,000,000	[2]	Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	2,983,200
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.59%, (1-month USLIBOR x0.67 +1.10%), 7/1/2022	3,799,555
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.61%, (SIFMA 7-day +1.05%), 7/3/2023	3,055,530
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B), 5.00% TOBs, Mandatory Tender 10/1/2021	3,238,740
		TOTAL	25,793,658
		West Virginia—0.7%
2,500,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	2,500,000
3,325,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs, Mandatory Tender 4/1/2019	3,317,619
		TOTAL	5,817,619
		Wisconsin—0.8%
4,785,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2019	4,923,956
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2020	1,382,640
500,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2023	560,605
		TOTAL	6,867,201
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $773,586,100)	773,279,206
	[1]	SHORT-TERM MUNICIPALS—7.4%
		California—1.8%
15,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 1.86%, 10/5/2018	15,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—1.8%
$9,100,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.93%, 10/1/2018	$9,100,000
350,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 1.94%, 10/1/2018	350,000
5,650,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.80%, 10/5/2018	5,650,000
		TOTAL	15,100,000
		Illinois—0.8%
6,495,000		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.89%, 10/5/2018	6,495,000
		Ohio—0.5%
4,100,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 1.81%, 10/5/2018	4,100,000
		Pennsylvania—0.3%
2,560,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.81%, 10/5/2018	2,560,000
		Texas—2.2%
3,065,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.80%, 10/1/2018	3,065,000
2,775,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.80%, 10/1/2018	2,775,000
12,550,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.85%, 10/1/2018	12,550,000
		TOTAL	18,390,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $61,645,000)	61,645,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $835,231,100)	834,924,206
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(87,041)
		TOTAL NET ASSETS—100%	$834,837,165
At September 30, 2018, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $4,979,960, which represented 0.6% of total net assets. Additional information on restricted securities held at September 30, 2018, is as follows:

Security	Acquisition Date	Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.00%, 8/1/2020	5/18/2018	$2,000,000	$1,996,760
Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	8/29/2014	$3,000,000	$2,983,200
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
COL	—Collateralized
COP	—Certificates of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018